Significant accounting policies	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Accounting Policies [Abstract]
Significant accounting policies
3.	Significant accounting policies

The accounting policies set out below have been applied consistently to all periods presented in these consolidated financial statements, unless otherwise indicated.

(a)	Basis of consolidation

These consolidated financial statements include the accounts of the Company and its subsidiaries. Subsidiaries are entities controlled by the Company. Control exists when the Company has power over the investee and when the Company is exposed, or has the rights, to variable returns from the investee. Subsidiaries are included in the consolidated financial results of the Company from the effective date of acquisition up to the effective date of disposition or loss of control and include wholly owned subsidiaries, Medicure International Inc., Medicure Pharma Inc., Medicure U.S.A. Inc., Medicure Mauritius Limited, Medicure Pharma Europe Limited and Apigen Investments Limited. Additionally, the December 31, 2016 comparative figures include, from the date of acquisition (note 4), the accounts of subsidiaries that are controlled by the Company including, Apicore Inc., Apicore US LLC, Apicore LLC and Apicore Pharmaceuticals Private Limited. These additional subsidiaries were classified as discontinued operations for 2017 and Apicore Inc. and Apicore US LLC were sold during 2017 as described in note 5. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. All intercompany transactions and balances and unrealized gains and losses from intercompany transactions have been eliminated.

(b)	Foreign currency

Items included in the financial statements of each of the Company's consolidated subsidiaries are measured using the currency of the primary economic environment in which the subsidiary operates (the functional currency). The consolidated financial statements are presented in Canadian dollars, which is the Company's functional and presentation currency.

Foreign currency transactions are translated into the respective functional currencies of the Company and its subsidiaries using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in profit or loss. Non-monetary items that are not carried at fair value are translated using the exchange rates as at the date of the initial transaction. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.

The results and financial position of the Company's foreign operations that have a functional currency different from the Company’s functional and presentation currency are translated into Canadian dollars as follows:

(i) assets and liabilities of foreign operations are translated at the closing rate at the date of the consolidated statement of financial position;

(ii) revenue and expenses of foreign operations for each year are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case revenue and expenses are translated at the dates of the transactions); and

(iii) all resulting exchange differences for foreign operations are recognized in other comprehensive income in the cumulative translation account.

When a foreign operation is disposed of, the component of other comprehensive income relating to that particular foreign operation is recognized in the consolidated statements of net income and comprehensive income, as part of the gain or loss on sale where applicable.

(c)	Financial instruments

(i)	Financial assets

The Company initially recognizes a financial asset on the trade date at which the Company becomes a party to the contractual provisions of the instrument.

Upon recognition of a financial asset, classification is made based on the business model for managing the asset and the asset’s contractual cash flow characteristics. The financial asset is initially recognized at its fair value and subsequently measured as (i) amortized cost; (ii) fair value through other comprehensive income (“FVOCI”); or (iii) fair value through profit or loss (“FVTPL”). Financial assets are classified as FVTPL if they have not been classified and measured at amortized cost or FVOCI. Upon initial recognition of an equity instrument that is not held-for-trading, the Company may irrevocably designate the presentation of subsequent changes in the fair value of such equity instrument as FVTPL.

The Company derecognizes a financial asset when the contractual cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred.

Financial assets and liabilities are offset and the net amount presented in the consolidated statements of financial position when, and only when, the Company has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

The Company has classified all of its non-derivative financial assets as financial assets measured at amortized cost, except for the consideration receivable and the holdback receivable, which are classified as FVTPL. The Company has not classified any financial assets as FVOCI.

Financial assets measured at amortized cost

A non-derivative financial asset is measured at amortized cost when both of the following conditions are met: (i) the asset is held within a business model whose objective is to hold assets in order to collect the contractual cash flows; and (ii) the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. Such assets are recognized initially at fair value plus any directly attributable transaction costs and measured at amortized cost using the effective interest method subsequent to initial recognition. Financial assets measured at amortized cost are cash and cash equivalents, short-term investments and accounts receivable.

(ii)	Financial liabilities

All financial liabilities are recognized initially on the trade date at which the Company becomes a party to the contractual provisions of the instrument. Such financial liabilities are recognized initially at fair value plus any directly attributable transaction costs. All financial liabilities are measured at amortized cost, except for any financial liabilities measured at FVTPL. A financial liability may no longer be reclassified subsequent to initial recognition. Subsequent to initial recognition, financial liabilities are measured at amortized cost using the effective interest method. The Company decognizes a financial liability when its contractual obligations are discharged, cancelled or when they expire.

The royalty obligation was recorded at its fair value at the date at which the liability was incurred and subsequently measured at amortized cost using the effective interest rate method at each reporting date. Estimating fair value for this liability required determining the most appropriate valuation model which was dependent on its underlying terms and conditions. This estimate also required determining expected revenue from AGGRASTAT® sales and an appropriate discount rate and making assumptions about them.

(d)	Impairment of financial assets

Impairment of financial assets is recognized in accordance with a stage-based approach. The first stage begins upon recognition of a financial asset upon which time a loss allowance is recorded and 12-month expected credit losses are recognized in profit or loss. A financial asset is in the second stage of impairment when the credit risk increases significantly and is not considered low upon which time full lifetime expected credit losses are recorded in profit or loss. A financial asset is in the third stage of impairment when the credit risk increases to the point that it is credit impaired. Applicable interest revenue is calculated on the gross carrying amount of financial assets that are in the first or second stage of impairment and on the amortized carrying amount of a financial asset of a financial asset in the third stage of impairment.

Impairment losses on financial assets carried at amortized cost are reversed in subsequent periods if the amount of the loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized.

(e)	Revenue from contracts with customers

The Company has two commercially available products, AGGRASTAT® and ZYPITAMAG™ (the “Products”) which it provides to United States customers. The Products are sold to wholesalers for resale; with AGGRASTAT® sold by the wholesalers to hospitals, while ZYPITAMAG™ is sold by wholesalers to pharmacies. Revenue from the sale of Products is recognized upon the receipt of goods by a wholesaler, the point in time in which title and control of the transferred goods pass from the Company to the wholesale customer. At this point in time, the wholesaler has gained the sole ability to route the goods, and there are no unfulfilled obligations that could affect the wholesaler’s acceptance of the goods. Delivery of the product occurs when the goods have been shipped to the wholesaler and the wholesaler has accepted the products in accordance with the terms of the sale.

Sales are made subject to certain discounts available for prompt payment, volume discounts, rebates or chargebacks. Revenue from these sales is recognized based on the price specified per the pricing terms of the sales invoices, net of the estimated discounts. Variable consideration is based on historical information, using the expected value method. Revenue is only recognized to the extent that it is highly probable that a significant reversal will not occur. A liability is included within accounts payable and accrued liabilities and is measured for expected payments that will be made to the customers for the discounts in which they are entitled. Sales do not contain an element of financing as sales are made with credit terms within the normal operating cycle of the date of the invoice, which is consistent with market practice.

(f)	Cash and cash equivalents

The Company considers all liquid investments purchased with a maturity of three months or less at acquisition to be cash and cash equivalents, which are carried at amortized cost and are classified at amortized cost.

(g)	Short-term investments

The Company considers all liquid investments purchased with a maturity greater than three months and less than one year at acquisition to be short-term investments, which are carried and classified at amortized cost.

(h)	Inventories

Inventories consist of unfinished product (raw material in the form of API and packaging materials) and finished commercial product, which are available for sale and are measured at the lower of cost and net realizable value.

The cost of inventories is based on the first-in first-out principle, and includes expenditures incurred in acquiring the inventories, production or conversion costs and other costs incurred in bringing them to their existing location and condition.

Inventories are written down to net realizable value when the cost of inventories is estimated to be unrecoverable due to obsolescence, damage, or declining selling prices.  Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses. When the circumstances that previously caused inventories to be written down below cost no longer exist, or when there is clear evidence of an increase in selling prices, the amount of the write-down previously recorded is reversed.

(i)	Property plant and equipment

(i)	Recognition and measurement

Items of property, plant and equipment are measured at cost less accumulated amortization and accumulated impairment losses and reversals. When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment. The costs of the day-to-day servicing of property, plant and equipment are recognized in the consolidated statements of net income and comprehensive income in the period in which they are incurred.

(ii)	Amortization

Amortization is recognized in profit or loss over the estimated useful lives of each part of an item of property, plant and equipment in a manner that most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset. The estimated useful lives for the current and comparative periods are as follows:

Asset	Basis	Rate
Computers, office equipment, furniture and fixtures	Straight-line/Diminishing balance	20% to 25%
Leasehold improvements	Straight-line	Term of lease

Amortization methods, useful lives and residual values are reviewed at each period end and adjusted if appropriate.

(j)	Leases

The determination of whether an arrangement is a lease is based on the substance of the arrangement at the inception of the lease. The arrangement is, or contains, a lease if fulfillment of the arrangement is dependent on the use of specific assets and the arrangement conveys a right to use the assets, even if those assets are not explicitly specified in an arrangement.

A lease is classified at inception date as a finance or operating lease. A lease that transfers substantially all the risks and rewards incidental to ownership to the Company is classified as a finance lease.

Finance leases are capitalized at the commencement of the lease at the inception date fair value of the leased property or, if lower, at the present value of the minimum lease payments. Lease payments are apportioned between finance expense and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognized in finance costs in the consolidated statements of net income and comprehensive income.

Leased assets are depreciated over the useful life of each asset. However, if there is no reasonable certainty that the Company will obtain ownership by the end of the lease term, the asset is depreciated over the shorter of the estimated useful life of the asset and the lease term.

An operating lease is a lease other than a finance lease. Operating lease payments are recognized as an operating expense in the consolidated statements of net income and comprehensive income on a straight-line basis over the lease term.

(k)	Intangible assets

Intangible assets that are acquired separately are measured at cost less accumulated amortization and accumulated impairment losses. Subsequent expenditures are capitalized only when they increase the future economic benefits embodied in the specific asset to which they relate. All other expenditures are recognized in profit or loss as incurred.

Licenses are amortized on a straight-line basis over the contractual term of the acquired license. Patents are amortized on a straight-line basis over the legal life of the respective patent, ranging from five to twenty years, or its economic life, if shorter. Trademarks are amortized on a straight-line basis over the legal life of the respective trademark, being ten years, or its economic life, if shorter. Customer lists are amortized on a straight-line basis over approximately twelve years, or its economic life, if shorter.

Amortization on licenses commences when the intangible asset is available for use, which would typically be in connection with the commercial launch of the associated product under the license.

Following initial recognition, intangible assets are carried at cost less accumulated amortization and accumulated impairment losses. The cost of servicing the Company's patents and trademarks are expensed as incurred.

The amortization method and amortization period of an intangible asset with a finite useful life are reviewed at least annually. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimates in the consolidated statements of net income and comprehensive income.

(l)	Research and development

Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is recognized in profit or loss as incurred.

Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset. No development costs have been capitalized to date.

Research and development expenses include all direct and indirect operating expenses supporting the products in development.

Clinical trial expenses are a component of the Company’s research and development costs. These expenses include fees paid to contract research organizations, clinical sites, and other organizations who conduct research and development activities on the Company’s behalf. The amount of clinical trial expenses recognized in a period related to clinical agreements are based on estimates of the work performed using an accrual basis of accounting. These estimates incorporate factors such as patient enrolment, services provided, contractual terms, and prior experience with similar contracts.

(m)	Government assistance

Government assistance, in the form of grants, is recognized at fair value where there is reasonable assurance that the grant will be received and all attaching conditions will be complied with. Government assistance toward current expenses is recorded as a reduction of the related expenses in the period the expenses are incurred. Government assistance towards property, plant and equipment is deducted from the cost of the related property, plant and equipment. The benefits of investment tax credits for scientific research and experimental development expenditures ("SR&ED") incurred directly by the Company are recognized in the period the qualifying expenditure is made, provided there is reasonable assurance of recoverability. SR&ED investment tax credits receivable are recorded at their net realizable value.

(n)	Impairment of non-financial assets

The Company assesses at each reporting period whether there is an indication that a non-financial asset may be impaired. An impairment loss is recognized when the carrying amount of an asset, or its CGU, exceeds its recoverable amount. Impairment losses are recognized in net income and comprehensive income. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. The recoverable amount is the greater of the asset's or CGU's fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. In determining fair value less costs to sell, an appropriate valuation model is used. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the CGU to which the asset belongs.

For assets other than goodwill, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset's carrying amount does not exceed the carrying amount that would have been determined, net of amortization, if no impairment loss had been recognized.

Goodwill is tested for impairment annually and when circumstances indicate that the carrying value may be impaired. Impairment is determined for goodwill by assessing the recoverable amount of each CGU to which the goodwill relates. When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill are not reversed in future periods.

(o)	Employee benefits

(i)	Short-term employee benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided.

(ii)	Share-based payment transactions

The grant date fair value of share-based payment awards granted to employees is recognized as a personnel expense, with a corresponding increase in equity, over the period that the employees unconditionally become entitled to the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market vesting conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that do meet the related service and non-market performance conditions at the vesting date. For share-based payment awards with non-vesting conditions, the grant date fair value of the share-based payment is measured to reflect such conditions and there is no true-up for differences between expected and actual outcomes.

Share-based payment arrangements in which the Company receives goods or services as consideration for its own equity instruments are accounted for as equity-settled share-based payment transactions. In situations where equity instruments are issued and some or all of the goods or services received by the entity as consideration cannot be specifically identified, they are measured at fair value of the share-based payment.

For share-based payment arrangements with non-employees, the expense is recorded over the service period until the options vest. Once the options vest, services are deemed to have been received.

Where the terms of an equity-settled transaction award are modified, the minimum expense recognized is the expense as if the terms had not been modified, if the original terms of the award are met. An additional expense is recognized for any modification that increases the total fair value of the share-based payment transaction or is otherwise beneficial to the employee as measured at the date of modification.

Where an equity-settled award is cancelled, it is treated as if it vested on the date of the cancellation and any expense not yet recognized for the award [being the total expense as calculated at the grant date] is recognized immediately. This includes any awards where vesting conditions within the control of either the Company or the employee are not met. However, if a new award is substituted for the cancelled award, and designated as a replacement award on the date that it is granted, the cancelled award and new awards are treated as if they were a modification of the original awards.

(p)	Finance income and finance costs

Finance costs comprise interest expense on borrowings which are recognized in net income and comprehensive income using the effective interest rate method, accretion on the royalty obligation, prepayment fees on the early repayment of long-term debt and amortization of deferred debt issue costs using the effective interest rate method, offset by any finance income which is comprised of interest income on funds invested and is recognized as it accrues in net income and comprehensive income, using the effective interest rate method.

Foreign currency gains and losses are reported on a net basis.

(q)	Income taxes

The Company and its subsidiaries are generally taxable under the statutes of their country of incorporation.

Income tax expense comprises current and deferred taxes. Current taxes and deferred taxes are recognized in profit or loss except to the extent that they relate to a business combination, or items recognized directly in equity or in other comprehensive income.

Current taxes are the expected tax receivable or payable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax receivable or payable in respect of previous years.

The Company follows the liability method of accounting for deferred taxes. Under this method, deferred taxes are recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred taxes are not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries and jointly controlled entities to the extent that it is probable that they will not reverse in the foreseeable future. In addition, deferred taxes are not recognized for taxable temporary differences arising on the initial recognition of goodwill. Deferred taxes are measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the tax laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax assets and liabilities, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax assets and liabilities on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

The Company has provided for income taxes, including the impacts of tax legislation in various jurisdictions, in accordance with guidance issued by accounting regulatory bodies, the Canada Revenue Agency, the U.S. Internal Revenue Service, the Barbados Revenue Authority, the Mauritius Revenue Authority, as well as other state and local governments through the date of the issuance of these consolidated financial statements. Additional guidance and interpretations can be expected and such guidance, if any, could impact future results. While management continues to monitor these matters, the ultimate impact, if any, as a result of the application of any guidance issued in the future cannot be determined at this time.

The Company and its subsidiaries file federal income tax returns in Canada, the United States, Barbados and other foreign jurisdictions, as well as various provinces and states in Canada and the United States. The Company and its subsidiaries have open tax years, primarily from 2009 to 2018, with significant taxing jurisdictions, including Canada, the United States and Barbados. These open years contain certain matters that could be subject to differing interpretations of applicable tax laws and regulations and tax treaties, as they relate to the amount, timing or inclusion of revenues and expenses, or the sustainability of income tax positions of the Company and its subsidiaries. Certain of these tax years may remain open indefinitely.

Tax benefits acquired as part of a business combination, but not satisfying the criteria for separate recognition at that date, would be recognized subsequently if information about facts and circumstances changed. The adjustment would either be treated as a reduction to goodwill if it occurred during the measurement period or in profit or loss, when it occurs subsequent to the measurement period.

(r)	Earnings per share

The Company presents basic earnings per share ("EPS") data for its common voting shares. Basic EPS is calculated by dividing the profit or loss attributable to common voting shareholders of the Company by the weighted average number of common voting shares outstanding during the period, adjusted for the Company's own shares held. Diluted EPS is computed similar to basic EPS except that the weighted average shares outstanding are increased to include additional shares for the assumed exercise of stock options and warrants, if dilutive. The number of additional shares is calculated by assuming that outstanding stock options and warrants were exercised and that the proceeds from such exercise were used to acquire common shares at the average market price during the reporting periods.

(s)	Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The consideration for an acquisition is measured at the fair values of the assets transferred, the liabilities assumed and the equity interests issued at the acquisition date. Transaction costs that are incurred in connection with a business combination, other than costs associated with the issuance of debt or equity securities, are expensed as incurred. Identified assets acquired and liabilities and contingent liabilities assumed are measured initially at fair values at the date of acquisition. On an acquisition-by-acquisition basis, any non-controlling interest is measured either at fair value of the non-controlling interest or at the fair value of the proportionate share of the net assets acquired.

Contingent consideration is measured at fair value on acquisition date and is included as part of the consideration transferred. The fair value of the contingent consideration liability is remeasured at each reporting date with the corresponding gain or loss being recognized in profit or loss.

Goodwill is initially measured at cost, being the excess of fair value of the cost of the business combinations over the Company’s share in the net fair value of the acquiree’s identifiable assets, liabilities and contingent liabilities. Any negative difference is recognized directly in the consolidated statements of net income and comprehensive income. If the fair values of the assets, liabilities and contingent liabilities can only be calculated on a provisional basis, the business combination is recognized using provisional values. Any adjustments resulting from the completion of the measurement process are recognized within twelve months of the date of the acquisition.